Share-based Compensation - Summary of Share Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Number of Options, Beginning Balance	1,357,847
Number of Options, Granted		1,859,614
Number of Options, Forfeited		(223,820)
Number of Options, Ending Balance	2,993,641	1,357,847
Number of Options, Exercisable	581,514
Number of Options, Unvested	2,412,127
Weighted Average Exercise Price, Beginning Balance	$ 8.95
Weighted Average Exercise Price, Granted		$ 2.80
Weighted Average Exercise Price, Forfeited		7.59
Weighted Average Exercise Price, Ending Balance	6.18	$ 8.95
Weighted Average Exercise Price, Exercisable	10.88
Weighted Average Exercise Price, Unvested	$ 5.04
Weighted Average Remaining Contractual Term	8 years 6 months 3 days	8 years 6 months 29 days
Weighted Average Remaining Contractual Term, Exercisable	7 years 1 month 2 days
Weighted Average Remaining Contractual Term, Unvested	8 years 10 months 6 days
Aggregate Intrinsic Value, Beginning Balance	$ 10
Aggregate Intrinsic Value, Ending Balance	150	$ 10
Aggregate Intrinsic Value, Unvested	$ 150